Filed electronically with the Securities and Exchange Commission on May 17, 2011

File No. 002-13627
File No. 811-00042

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 112

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 113

DWS PORTFOLIO TRUST
(Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY           10154
(Address of Principal Executive Offices)    (Zip Code)

Registrant's Telephone Number, including Area Code:  (617) 295-1000

John Millette, Vice President and Secretary
DWS Portfolio Trust
One Beacon Street, Boston, MA  02108
(Name and Address of Agent for Service)

Copy to: David A. Sturms, Esq.
Vedder Price P.C.
222 North LaSalle Street Chicago, IL 60601

It is proposed that this filing will become effective:

|X|	Immediately upon filing pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On _____________ pursuant to paragraph (b)
|__|	On _____________ pursuant to paragraph (a)(1)
|__|	On _____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, a series of the Registrant:

•	DWS Core Plus Income Fund – Classes A, B, C, S and Institutional Class

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 29th day of April 2011.

  DWS PORTFOLIO TRUST

By: /s/Michael G. Clark
Michael G. Clark*

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Michael G. Clark
Michael G. Clark*	President	April 29, 2011

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	April 29, 2011

/s/John W. Ballantine
John W. Ballantine*	Trustee	April 29, 2011

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	April 29, 2011

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	April 29, 2011

/s/Keith R. Fox
Keith R. Fox*	Trustee	April 29, 2011

/s/Paul K. Freeman
Paul K. Freeman*	Chairperson and Trustee	April 29, 2011

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Trustee	April 29, 2011

/s/Richard J. Herring
Richard J. Herring*	Trustee	April 29, 2011

/s/William McClayton
William McClayton*	Trustee	April 29, 2011

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	April 29, 2011

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	April 29, 2011

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	April 29, 2011

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	April 29, 2011

*By:
/s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 101 to the Registration Statement, as filed on April 28, 2008; and as filed on September 26, 2008 in Post-Effective Amendment No. 102 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase